SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the balances of the component of accumulated other comprehensive loss

Changes in the balances of the component of accumulated other comprehensive loss for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Foreign currency translation
	RMB	US$
Balance as of December 31, 2009	—	—
Other comprehensive loss	(78)	(12)

Balance as of December 31, 2010	(78)	(12)
Other comprehensive loss	(349)	(56)

Balance as of December 31, 2011	(427)	(68)
Other comprehensive income	7	1

Balance as of December 31, 2012	(420)	(67)